UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 116.2%

Alabama — 3.4%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(a)	$1,165	$1,248,530
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 07/01/40	5,800	6,193,356
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	1,495	1,557,491
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	3,800	4,147,130

		13,146,507
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,162,844

Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,298,762
5.25%, 10/01/28	250	260,633

		1,559,395
California — 11.8%
California Health Facilities Financing Authority, RB, Series A:
St. Joseph Health System, 5.75%, 07/01/39	625	652,250
Sutter Health, 5.00%, 11/15/48	1,280	1,481,242
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,951,512
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(b)	10,100	12,411,890
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,767,420
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,554,810
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18(b)	7,450	7,493,880

Security	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(a)	$1,580	$1,311,195
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	2,000	959,960
CAB, Series G, 0.00%, 07/01/34	725	346,753
CAB, Series G, 0.00%, 07/01/35	775	348,502
CAB, Series G, 0.00%, 07/01/36	1,155	488,357
CAB, Series G, 0.00%, 07/01/37	770	306,229
CAB, Series K-2, 0.00%, 07/01/38	1,745	807,621
CAB, Series K-2, 0.00%, 07/01/39	2,115	937,706
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,154,119
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	911,400
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,200,419
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,285,630
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,632,330
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(c)	10,000	5,029,200

		46,032,425
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	1,018,493
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,429,601

		2,448,094
Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	842,919
5.00%, 07/01/48	2,110	2,295,680

		3,138,599
District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,957,710

Florida — 9.5%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,949,478

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	$1,400	$1,403,934
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	6,750	6,830,460
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,199,627
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,378,900
Series A, 5.50%, 10/01/36	5,000	5,229,550
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,338,262
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	768,878
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 07/01/18(b)	1,300	1,303,458
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	689,705
5.00%, 08/01/47	1,845	2,014,334
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	300	311,535
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,524,049
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,209,400

		37,151,570
Georgia — 3.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	8,263,050
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,655	1,704,617

Security	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	$545	$630,309
County of Georgia Housing & Finance Authority, RB, S/F, Series A :
3.95%, 12/01/43	685	693,796
4.00%, 12/01/48	500	505,270
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	169,799
5.00%, 04/01/44	595	644,242

		12,611,083
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,338,050

Illinois — 13.1%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(b)	1,230	1,341,020
3rd Lien, 5.63%, 01/01/35	295	318,845
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,830,574
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,832,920
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,880,765
Sales Tax Receipts, 5.25%, 12/01/36	650	697,918
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	7,700	7,992,523
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,000	1,056,140
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	221,743
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	700	768,642
5.00%, 02/15/47	480	522,384
5.00%, 02/15/50	240	260,225

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	$2,815	$3,074,233
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,159,954
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	415,919
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	909,189
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	710	791,856
State of Illinois, GO:
5.25%, 07/01/29	8,345	8,792,125
5.50%, 07/01/33	880	930,943
5.50%, 07/01/38	1,475	1,553,500

		51,351,418
Indiana — 1.8%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,202,157
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(b)	1,125	1,150,065
5.50%, 01/01/38	4,625	4,718,333

		7,070,555
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	3,000	3,434,100
Series A (AGC), 5.63%, 08/15/19(b)	5,000	5,224,750

		8,658,850
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,330	1,361,109

Security	Par (000)	Value
Kentucky (continued)
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC) (continued):
5.25%, 02/01/29	$170	$173,862

		1,534,971
Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	4,054,000

Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB, Emerson College Issue:
Series A, 5.00%, 01/01/47	2,370	2,589,083
5.00%, 01/01/48	2,595	2,856,057
Massachusetts Development Finance Agency, Refunding RB:
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	206,596
Umass Memorial Healthcare, 5.00%, 07/01/44	3,700	4,091,867
Wellesley College Issue, Series L, 4.00%, 07/01/44	2,280	2,395,824
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,544,000

		13,683,427
Michigan — 6.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 07/01/18(b)	3,000	3,009,540
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,205,622
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,500,831
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,819,984
Trinity Health Credit Group, 5.00%, 12/01/21(b)	30	32,967
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,705,283
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,204,060
Series I-A, 5.38%, 10/15/41	800	879,712

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program (continued):
Series II-A, 5.38%, 10/15/36	$1,500	$1,653,045
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	480,938

		23,491,982
Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	7,002,469

Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,147,510
(AGM), 5.25%, 07/01/39	4,100	4,303,565

		7,451,075
New Jersey — 9.0%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	401,130
Series WW, 5.25%, 06/15/33	170	185,411
Series WW, 5.00%, 06/15/34	225	239,803
Series WW, 5.00%, 06/15/36	1,395	1,479,746
Series WW, 5.25%, 06/15/40	400	431,644
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	935,617
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,738,327
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 06/15/36	5,070	5,334,299
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	5,845	2,251,962
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,771,602
Transportation Program, Series AA, 5.00%, 06/15/38	945	997,249
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,142,020
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,062,743

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.25%, 06/15/36	$5,000	$5,220,200
Transportation System, Series D, 5.00%, 06/15/32	900	963,540
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	787,579
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/36	1,750	1,965,005
5.25%, 06/01/46	1,725	1,938,969
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,137,310

		34,984,156
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	452,389

New York — 3.6%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/45	3,000	3,479,460
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,950	1,995,513
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,836,450
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	2,923,920
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	480	528,614
5.75%, 02/15/47	290	314,899
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,785,169

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(b)	$1,300	$1,341,548

		14,205,573
North Carolina — 0.7%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A:
5.00%, 10/01/42	700	769,839
5.00%, 10/01/47	1,630	1,775,869

		2,545,708
Ohio — 2.3%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	610	699,017
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,693,324
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,500	3,694,915
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	869,716
5.25%, 02/15/33	1,095	1,218,385

		9,175,357
Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36	945	1,088,063
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,115	486,553

		1,574,616
Pennsylvania — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	894,888
5.00%, 06/01/34	1,750	1,982,347
(AGM), 4.00%, 06/01/39	3,230	3,296,764
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,157,435
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,816,675

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	$4,245	$4,741,453
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	770,811
Series A-1, 5.00%, 12/01/41	2,730	3,049,628
Series B, 5.00%, 12/01/40	1,060	1,187,698
Series C, 5.50%, 12/01/23(b)	630	740,912
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	625	687,394
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	947,988
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	963,415

		22,237,408
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,964,020

South Carolina — 6.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	260	294,944
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,539,760
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	5,000	5,342,300
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,584,799
Series E, 5.50%, 12/01/53	1,610	1,743,678
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,513,613

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series B (continued):
(AGM), 5.00%, 12/01/56	$2,845	$3,099,428

		24,118,522
Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	39,082

Texas — 15.2%
City of Arlington Texas, Special Tax Bonds:
Senior Lien, Series A (AGM), 5.00%, 02/15/37	1,690	1,955,550
Sub Lien, Series C (BAM), 5.00%, 02/15/45	2,105	2,229,490
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	672,841
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(c)	10,030	6,958,614
County of Harris Texas, GO, Refunding, (NPFGC)(c):
0.00%, 08/15/25	7,485	6,219,511
0.00%, 08/15/28	10,915	8,187,232
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(c):
0.00%, 11/15/38	5,785	2,152,888
0.00%, 11/15/39	6,160	2,145,035
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,340	1,101,017
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,237,183
Grand Parkway Transportation Corp., RB:
Convertible CAB, Series B, 0.00%, 10/01/46(a)	2,365	2,201,200
Subordinate Tier Toll Revenue Bonds, Series B, 5.00%, 04/01/53	465	509,714
Subordinate Tier Toll Revenue Bonds, Tral Supported, Series A, 5.00%, 10/01/48	1,810	2,086,025

Security	Par (000)	Value
Texas (continued)
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	$5,965	$2,221,664
0.00%, 11/15/38	10,925	3,725,534
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,775	1,574,439
North Texas Tollway Authority, RB(b):
CAB, Special Project System, Series B, 0.00%, 09/01/31(c)	1,975	852,410
Convertible CAB, Series C, 0.00%, 09/01/31(a)	2,500	2,997,425
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,123,910
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(b)	510	522,515
1st Tier System, Series A, 6.00%, 01/01/28	115	117,628
Series B, 5.00%, 01/01/40	385	419,400
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,213,304
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,289,524
5.00%, 12/15/32	2,540	2,760,421

		59,474,474
Utah — 1.0%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/42	2,575	2,963,773
Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	840	938,356

		3,902,129
Virginia — 0.3%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(b)	260	269,191

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	$895	$911,253

		1,180,444
Washington — 2.9%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,197,140
MultiCare Health System, Series C (AGC), 5.50%, 08/15/18(b)	4,000	4,031,520
Providence Health & Services, Series A, 5.25%, 10/01/39	675	709,250
Seattle Childrens Hospital, Series A, 5.00%, 10/01/45	2,500	2,778,700
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(d)	1,400	1,545,348

		11,261,958
Wisconsin — 1.7%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,560,135
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	5,051,050

		6,611,185

Total Municipal Bonds — 116.2% (Cost — $423,269,089)		454,572,045

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,300	1,344,759

California — 2.0%
California State University, RB, Systemwide, Series A (AGM)(f):
5.00%, 05/01/18(b)	84	84,136
5.00%, 11/01/33	2	2,201
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(f)	3,432	4,119,622

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	$449	$467,657
Visalia Unified School District, COP (AGM), 4.00%, 05/01/48	3,077	3,096,542

		7,770,158
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,758,254

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	1,080	1,137,469

Florida — 5.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,892,368
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,114,190
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/20(b)	10,101	10,812,669
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	6,097	6,357,576

		23,176,803
Illinois — 5.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,642,592
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)(f)	1,400	1,449,145
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,442,580
Series A, 5.00%, 01/01/40	3,045	3,387,176
Series B, 5.00%, 01/01/40	1,170	1,316,257

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series C, 5.00%, 01/01/38	$2,658	$2,944,119

		20,181,869
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,415,318

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,570,547

Massachusetts — 2.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,843,737
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	7,349,505

		9,193,242
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,454,112
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,075,426

		3,529,538
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(f)	4,198	4,342,083
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	2,024	2,108,475
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,446,731

		10,897,289
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,050,829

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	$2,000	$2,088,556

		3,139,385
New York — 13.5%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,476,826
Series DD, 5.00%, 06/15/35	1,845	2,076,880
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	6,982,827
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,381,473
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,946,526
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,945,844
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,320,900
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,973,350
Triborough Bridge & Tunnel Authority, RB, General, Series A-2(f):
5.25%, 11/15/18(b)	1,684	1,711,432
5.25%, 11/15/34	2,816	2,862,143

		52,678,201
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	620	633,470

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/42	1,020	1,143,415

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$4,997	$5,769,988

		6,913,403
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A(b)(f):
5.50%, 01/01/19	48	48,851
5.50%, 01/01/19	553	564,854

		613,705
Texas — 3.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,002	7,172,536
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	787,842
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,920	4,446,211

		12,406,589
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,771,536

Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	3,520	3,764,974

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 04/01/19(b)	$2,500	$2,573,125

		6,338,099

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9% (Cost — $170,632,764)		175,469,634

Total Long-Term Investments — 161.1% (Cost — $593,901,853)		630,041,679

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(g)(h)	387,521	387,560

Total Short-Term Securities — 0.1% (Cost — $387,560)		387,560

Total Investments — 161.2% (Cost — $594,289,413)		630,429,239
Other Assets Less Liabilities — 1.6%		6,206,694
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.7)%		(108,399,707)
VMTP Shares at Liquidation Value Costs — (35.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$391,036,226

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between August 6, 2018 to November 15, 2034, is $12,809,861.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM)

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,889,865	(1,502,344)	387,521	$387,560	$22,424	$696	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	125	09/19/18	$15,055	$(106,068)
11-Long U.S. Treasury Bond	152	09/19/18	22,059	(402,416)
5-Year U.S. Treasury Note	33	09/28/18	3,758	(16,330)

				$(524,814)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations (continued)

PSF- GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$630,041,679	$—	$630,041,679
Short-Term Securities	387,560	—	—	387,560

	$387,560	$630,041,679	$—	$630,429,239

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(524,814)	$—	$—	$(524,814)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(107,977,236)	$—	$(107,977,236)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(245,177,236)	$—	$(245,177,236)

During the period ended May 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: July 19, 2018